Board of Directors - Share-Based Payment for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item	Dec. 31, 2015 EUR (€) item
Share-Based Payment for Executive Board Members
Share-based payment | €	€ 19,068	€ 14,233	€ 22,310
RSU
Share-Based Payment for Executive Board Members
Number of shares granted	117,929	147,041	192,345
PSU
Share-Based Payment for Executive Board Members
Number of shares granted	176,886	220,561